Loans and advances to customers - Maximum exposure to credit risk (Details) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial instruments
Maximum Exposure to Credit Risk	$ 1,428,587	$ 1,409,862
Maximum Exposure to Credit Risk, unsecured	872,609	816,941
Maximum Exposure to Credit Risk, secured	555,978	592,921
Cash Collateral Received	16,759	42,480
Collateralized by Securities	82,328	111,604
Collection Rights
Financial instruments
Other Credit Enhancements	69,732	124,725
Real Estate
Financial instruments
Other Credit Enhancements	148,360	222,490
Guarantees
Financial instruments
Other Credit Enhancements	8,118	11,945
Guarantees and loan commitments
Financial instruments
Maximum Exposure to Credit Risk	80,169	94,267
Maximum Exposure to Credit Risk, unsecured	80,169	94,267
Financial assets at fair value through profit or loss category | Financial assets, category
Financial instruments
Maximum Exposure to Credit Risk	262,360	265,175
Maximum Exposure to Credit Risk, unsecured	239,865	218,651
Maximum Exposure to Credit Risk, secured	22,495	46,524
Cash Collateral Received	16,759	42,480
Collateralized by Securities	5,736	4,044
Financial assets designated at fair value through profit or loss | Financial assets, category
Financial instruments
Maximum Exposure to Credit Risk	79,927	107,425
Maximum Exposure to Credit Risk, secured	79,927	107,425
Collateralized by Securities	76,592	107,560
Financial assets at fair value through other comprehensive income category | Financial assets, category
Financial instruments
Maximum Exposure to Credit Risk	236,343	155,256
Maximum Exposure to Credit Risk, unsecured	236,343	155,256
Financial assets at amortized cost category | Financial assets, category
Financial instruments
Maximum Exposure to Credit Risk	769,788	787,739
Maximum Exposure to Credit Risk, unsecured	316,232	348,767
Maximum Exposure to Credit Risk, secured	453,556	438,972
Financial assets at amortized cost category | Financial assets, category | Collection Rights
Financial instruments
Other Credit Enhancements	69,732	124,725
Financial assets at amortized cost category | Financial assets, category | Real Estate
Financial instruments
Other Credit Enhancements	148,360	222,490
Financial assets at amortized cost category | Financial assets, category | Guarantees
Financial instruments
Other Credit Enhancements	8,118	11,945
Financial assets at amortized cost category | Financial assets, category | Loans and advances - Credit institutions
Financial instruments
Maximum Exposure to Credit Risk	36,895	47,034
Maximum Exposure to Credit Risk, unsecured	36,895	47,034
Financial assets at amortized cost category | Financial assets, category | Loans and advances - Customers
Financial instruments
Maximum Exposure to Credit Risk	721,636	688,286
Maximum Exposure to Credit Risk, unsecured	268,080	249,314
Maximum Exposure to Credit Risk, secured	453,556	438,972
Financial assets at amortized cost category | Financial assets, category | Loans and advances - Customers | Collection Rights
Financial instruments
Other Credit Enhancements	69,732	124,725
Financial assets at amortized cost category | Financial assets, category | Loans and advances - Customers | Real Estate
Financial instruments
Other Credit Enhancements	148,360	222,490
Financial assets at amortized cost category | Financial assets, category | Loans and advances - Customers | Guarantees
Financial instruments
Other Credit Enhancements	8,118	11,945
Financial assets at amortized cost category | Financial assets, category | Commercial, financial and industrial loans
Financial instruments
Maximum Exposure to Credit Risk	376,878	371,203
Maximum Exposure to Credit Risk, unsecured	106,672	96,967
Maximum Exposure to Credit Risk, secured	270,206	274,236
Financial assets at amortized cost category | Financial assets, category | Commercial, financial and industrial loans | Collection Rights
Financial instruments
Other Credit Enhancements	45,058	102,905
Financial assets at amortized cost category | Financial assets, category | Commercial, financial and industrial loans | Real Estate
Financial instruments
Other Credit Enhancements	25,308	97,167
Financial assets at amortized cost category | Financial assets, category | Commercial, financial and industrial loans | Guarantees
Financial instruments
Other Credit Enhancements	8,118	11,945
Financial assets at amortized cost category | Financial assets, category | Public sector loans
Financial instruments
Maximum Exposure to Credit Risk	70,450	59,547
Maximum Exposure to Credit Risk, unsecured	26,867	21,385
Maximum Exposure to Credit Risk, secured	43,583	38,162
Financial assets at amortized cost category | Financial assets, category | Public sector loans | Collection Rights
Financial instruments
Other Credit Enhancements	24,646	21,794
Financial assets at amortized cost category | Financial assets, category | Securitized mortgage assets
Financial instruments
Maximum Exposure to Credit Risk	156,209	145,749
Maximum Exposure to Credit Risk, unsecured	19,077	20,226
Maximum Exposure to Credit Risk, secured	137,132	125,523
Financial assets at amortized cost category | Financial assets, category | Securitized mortgage assets | Real Estate
Financial instruments
Other Credit Enhancements	120,461	123,353
Financial assets at amortized cost category | Financial assets, category | Revolving consumer credit card loans
Financial instruments
Maximum Exposure to Credit Risk	59,477	56,227
Maximum Exposure to Credit Risk, unsecured	59,477	56,227
Financial assets at amortized cost category | Financial assets, category | Installment loans to individuals - Non-revolving consumer loans
Financial instruments
Maximum Exposure to Credit Risk	58,622	55,560
Maximum Exposure to Credit Risk, unsecured	55,987	54,509
Maximum Exposure to Credit Risk, secured	2,635	1,051
Financial assets at amortized cost category | Financial assets, category | Installment loans to individuals - Non-revolving consumer loans | Collection Rights
Financial instruments
Other Credit Enhancements	28	26
Financial assets at amortized cost category | Financial assets, category | Installment loans to individuals - Non-revolving consumer loans | Real Estate
Financial instruments
Other Credit Enhancements	2,591	1,970
Financial assets at amortized cost category | Financial assets, category | Debt instruments.
Financial instruments
Maximum Exposure to Credit Risk	11,257	52,419
Maximum Exposure to Credit Risk, unsecured	$ 11,257	$ 52,419